U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Goldman Sachs Trust
     4900 Sears Tower
     Chicago, Illinois 60606


Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Goldman Sachs Capital Growth Fund
     Goldman Sachs CORE U.S. Equity Fund
     Goldman Sachs CORE Small Cap Equity Fund
     Goldman Sachs CORE International Equity Fund
     Goldman Sachs Small Cap Value Fund
     Goldman Sachs International Equity Fund
     Goldman Sachs Growth and Income Fund
     Goldman Sachs Asia Growth Fund
     Goldman Sachs Balanced Fund
     Goldman Sachs Mid Cap Equity Fund
     Goldman Sachs CORE Large Cap Growth Fund
     Goldman Sachs Emerging Markets Equity Fund

                                                  [   }

3.   Investment Company Act File Number: 811-5349

     Securities Act File Number:   33-17619

4(a).Last day of fiscal year for which this notice is filed:
     January 31, 1998

4(b).[   ]  Check box if this Form is being filed late (i.e.,
     more than 90 calendar days after the end of the issuer=s
     fiscal    year).  (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[   ]  Check box if this is the last time the issuer will be
     filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                       $  3,343,467,224

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                            $  1,111,689,297

     (iii)Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                             $  0

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:           $  1,111,689,297

     (v)  Net sales - if Item 5(i) is
          greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:             $  2,231,777,927

     (vi) Redemption credits available
          for use in future years - if
          Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item
          5(i)]:                                  $  0

     (vii)Multiplier for determining
          registration fee (See
          Instruction C.9):                       X  0.000295

     (viii)Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (Enter A0" if no fee is due):           $  658,374


6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer=s fiscal year (see
     Instruction D) :                              +$_____________


8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]       =$658,374

9. Date the registration fee and any interest payment was sent to the Commission=s lockbox depository:

     Method of Delivery:

     [ X ] Wire Transfer
     [   ] Mail or other means



     SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) * John Perlowski

                           John Perlowski, Treasurer


Date:  April 30, 1998

*Please print the name and title of the signing officer below the signature